Filed Pursuant to Rule 497(e)
1933 Act File No. 333-14943
1940 Act File No. 811-07881

Jacob Funds II

Jacob Micro Cap Growth Fund
Jacob Small Cap Growth Fund II (collectively, the “Funds”)

This Rule 497(e) filing is submitted for the sole purpose of submitting the XBRL Interactive Data File exhibits for the revised Risk/Return Summary of the above-named Funds. This Interactive Data File relates to, and incorporates by reference, the supplement to the Prospectus for the Funds filed pursuant to Rule 497(e) on July 19, 2012, Accession No. 0000894189-12-003862. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Funds, and should be used in conjunction with the complete prospectus for the Funds, as revised.

The XBRL exhibits attached hereto consist of the following:

EXHIBIT INDEX

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE